OTHER PROVISIONS (Details) - Schedule of movement of provisions - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
OTHER PROVISIONS (Details) - Schedule of movement of provisions [Line Items]
Opening balance		$ 612,133	[1]	$ 291,609		$ 308,289
Increase in provisions		403,229		452,078		134,847
Provision used		(84,497)		(47,238)		(82,212)
Difference by subsidiaries conversion		(25,531)		(58,654)		(10,764)
Reversal of provision		(163,029)		(25,563)		(58,063)
Exchange difference		(1,852)		(99)		(488)
Closing balance		740,453	[1]	612,133	[1]	291,609
Legal claims [Member]
OTHER PROVISIONS (Details) - Schedule of movement of provisions [Line Items]
Opening balance	[2]	558,036		282,392		298,886
Increase in provisions	[2]	403,229		408,078		134,847
Provision used	[2]	(84,497)		(47,238)		(82,212)
Difference by subsidiaries conversion	[2]	(25,531)		(58,654)		(10,764)
Reversal of provision	[2]	(119,029)		(25,563)		(58,063)
Exchange difference	[2]	(1,055)		(979)		(302)
Closing balance	[2]	731,153		558,036		282,392
European Commission Investigation [Member]
OTHER PROVISIONS (Details) - Schedule of movement of provisions [Line Items]
Opening balance	[3]	10,097	[4]	9,217		9,403
Increase in provisions	[3]
Provision used	[3]
Difference by subsidiaries conversion	[3]
Reversal of provision	[3]
Exchange difference	[3]	(797)		880		(186)
Closing balance	[3]	9,300	[4]	10,097	[4]	9,217
Onerous Contracts [Member]
OTHER PROVISIONS (Details) - Schedule of movement of provisions [Line Items]
Opening balance		44,000
Increase in provisions				44,000
Provision used
Difference by subsidiaries conversion
Reversal of provision		(44,000)
Exchange difference
Closing balance				$ 44,000

[1]	Total other provision as of December 31, 2021, and December 31, 2020, include the fair value correspond to those contingencies from the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which are not provided for the normal application of IFRS enforcement and that only must be recognized in the context of a business combination in accordance with IFRS 3.
[2]	Accumulated balances include a judicial deposit delivered in guarantee, with respect to the “Fundo Aeroviario” (FA), for MUS$ 65, made in order to suspend the collection and the application of a fine. The Company is discussing in Court the constitutionality of the requirement made by FA calculated at the ratio of 2.5% on the payroll in a legal claim. Initially the payment of said contribution was suspended by a preliminary judicial decision and about 10 years later, this same decision was reversed. As the decision is not final, the Company has deposited the securities open until that date, in order to avoid collection processing and the application of the fine.Finally, if the final decision is favorable to the Company, the deposit made and payments made later will return to TAM. On the other hand, if the court confirms the first decision, said deposit will become a final payment in favor of the Government of Brazil. The procedural stage as of December 31, 2021 is described in Note 31 in the Role of the case 2001.51.01.012530-0.
[3]	European Commission Provision Provision constituted on the occasion of the process initiated in December 2007 by the General Competition Directorate of the European Commission against more than 25 cargo airlines, among which is Lan Cargo SA, which forms part of the global investigation initiated in 2006 for possible infractions of free competition in the air cargo market, which was carried out jointly by the European and United States authorities. With respect to Europe, the General Directorate of Competition imposed fines totaling € 799,445,000 (seven hundred and ninety-nine million four hundred and forty-five thousand Euros) for infractions of European Union regulations on free competition against eleven (11) airlines, among which are LATAM Airlines Group SA and its subsidiary Lan Cargo S.A .,For its part, LATAM Airlines Group S.A. and Lan Cargo S.A., jointly and severally, have been fined for the amount of € 8,220,000 (eight million two hundred twenty thousand euros), for these infractions, an amount that was provisioned in the financial statements of LATAM. On January 24, 2011, LATAM Airlines Group S.A. and Lan Cargo S.A. They appealed the decision before the Court of Justice of the European Union. On December 16, 2015, the European Court resolved the appeal and annulled the Commission’s Decision. The European Commission did not appeal the judgment, but on March 17, 2017, the European Commission again adopted its original decision to impose on the eleven lines original areas, the same fine previously imposed, amounting to a total of 776,465,000 Euros. In the case of LAN Cargo and its parent, LATAM Airlines Group S.A. imposed the same fine mentioned above. The procedural stage as of December 31, 2020 is described in Note 31 in section 2 judgments received by LATAM Airlines Group S.A. and Subsidiaries.
[4]	Provision made for proceedings brought by the European Commission for possible breaches of free competition in the freight market.